Schedule I, Condensed Financial Statements, of condensed financial position (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets [Abstract]
Cash and cash equivalents	$ 631,542	$ 669,387	$ 594,811	$ 514,712
Total assets	9,919,031	10,492,339
Liabilities and Equity [Abstract]
Total liabilities	8,162,919	8,596,886
Common Stock	10,022	10,022
Distributable reserves	(449,274)	(477,214)
Total equity	1,756,112	1,895,453	1,959,111	2,023,501
Total equity and liabilities	9,919,031	10,492,339
Parent Company [Member]
Assets [Abstract]
Investment in affiliates	1,883,964	2,044,967
Loans to affiliates	605,778	647,911
Cash and cash equivalents	106,734	148,525	122,154	$ 45,487
Other assets	8,458	3,704
Total assets	2,604,934	2,845,107
Liabilities and Equity [Abstract]
Borrowings	426,748	386,616
Notes and bonds	257,325	256,468
Intercompany liabilities	138,222	103,796
Other liabilities	13,493	11,168
Total liabilities	835,788	758,048
Common Stock	10,022	10,022
Additional paid-in capital	1,481,881	1,981,881
Distributable reserves	461,686	42,410
Other reserves	0	181
Accumulated gains (losses)-net	(184,443)	52,565
Total equity	1,769,146	2,087,059	$ 2,153,420
Total equity and liabilities	$ 2,604,934	$ 2,845,107